Assets pledged, collateral received and assets transferred - Recourse to transferred assets (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	£ 222,215	£ 214,266
Associated liabilities	(128,408)	(129,058)
Other
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	14,335	9,836
Associated liabilities	(12,121)	(7,408)
Other | Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	1,303	1,033
Associated liabilities	(1,225)	(1,019)
Transferred assets, fair value	1,423	1,121
Associated liabilities, fair value	(1,219)	(1,033)
Net position	£ 204	£ 88